Acquisition of Nautilus Offshore Services Inc.	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Acquisition of Nautilus Offshore Services Inc.:
7. Acquisition of Nautilus Offshore Services Inc.:

The Company acquired through the acquisition of Nautilus Offshore Services Inc. ("Nautilus"), during 2015, six Offshore Supply Vessels, all of which were on time charters to Petroleo Brasileiro S.A. (Petrobras) until certain dates in 2017, and included fixed day rates that were above day rates available as of the acquisition date. After determining the aggregate fair values of these time-chartered contracts as of the acquisition date, the Company recorded the respective contract fair values on the consolidated balance sheet under "Fair value of above market acquired time charters". These are amortized into revenues using the straight-line method over the respective contract periods (based on the respective contracts).

On February 15, 2016, March 3, 2016 and April 11, 2016, the Company announced that Petrobras had given notice of termination of the contracts for the vessels Crescendo, Jubilee and Indigo, respectively, effective as of March 6, 2016, March 9, 2016 and April 6, 2016. The contracts of the vessels Crescendo, Jubilee and Indigo were to expire on January 8, 2017, April 25, 2017 and August 30, 2017, respectively. On December 27, 2016, and in accordance with the respective terms the contract of the vessel Colorado expired.

Effective on May 3, 2017, Petrobras also gave notice of termination on the contract for the vessel Jacaranda. The contract of the vessel Jacaranda was expiring on July 3, 2017.

On June 21, 2017, and in accordance with the respective terms, the contract of the vessel Emblem expired.

The amortization and write offs of the fair value of the above market acquired time charter contracts as of June 30, 2016, amounted to $2,635 and $5,161 and are included to "Voyage and time charter revenue" and "Impairment loss, gain/loss from sale of vessel owning companies and other", respectively, in the accompanying unaudited condensed consolidated statement of operations for the six-month period ended June 30, 2016. The amortization and write offs of the fair value of the above market acquired time charter contracts as of June 30, 2017, amounted to $1,200 and $300 and are included to "Voyage and time charter revenue" and "Impairment loss, gain/loss from sale of vessel owning companies and other", respectively, in the accompanying unaudited consolidated statement of operations for the six-month period ended June 30, 2017.

	Amortization Schedule
	Balance as of December 31, 2016	Amortization and write-offs as of June 30, 2017
Above-market acquired time charters	$1,500	$1,500